Retirement benefits - Summary of Asset Allocation of Plan Assets (Detail) - BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Government Securities [member]
Disclosure of defined contribution and benefit schemes [line items]
Plan asset allocation percentage	63.19%	61.68%	65.66%
Debentures and bonds [member]
Disclosure of defined contribution and benefit schemes [line items]
Plan asset allocation percentage	34.36%	36.67%	33.09%
Equity [member]
Disclosure of defined contribution and benefit schemes [line items]
Plan asset allocation percentage	1.63%	1.65%	1.25%
Money Market Instruments [Member]
Disclosure of defined contribution and benefit schemes [line items]
Plan asset allocation percentage	0.82%